Revenue (Details) - Schedule of revenue - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Revenue Abstract
Storage rental income (Note 34)	$ 27,405,640	$ 16,413,047	$ 77,577,633	$ 37,467,396	$ 23,754,376	$ 13,397,209	$ 5,694,418	$ 62,995
Miscellaneous income (Note 6.1)				1,681,878	1,558,887	1,294,829	423,094
Ancillary services	520,640	5,424,589	1,923,747	2,612,341	1,877,913	1,193,181	269,836	26,598
Total revenue	$ 28,399,372	$ 23,119,734	$ 81,540,776	$ 41,761,615	$ 27,191,176	$ 15,885,219	$ 6,387,348	$ 89,593